SUBSEQUENT EVENT - Chime and Trucker Path (Details)	Jan. 01, 2022 shares
Stock options
Subsequent Event [Line Items]
Number of stock options granted	3,945,100
Stock options | Employees
Subsequent Event [Line Items]
Number of stock options granted	3,613,900
Restricted Stock | Employees
Subsequent Event [Line Items]
Number of restricted shares granted	9,111,955